Summary of Significant Accounting Policies (Details)		1 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) Barrels	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) Barrels $ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 25, 2024 $ / shares	Apr. 30, 2024 $ / shares
Summary of Significant Accounting Policies [Line Items]
Number of transfers on fair value						0	0
FDIC insured						$ 250,000		$ 250,000
Account exceeds FDIC limit						250,000		250,000
Totaling less than amount						250,000		250,000
Aggregate limit						150,000,000		150,000,000
Allowance for credit loss
Inventory allowance
Deferred transaction costs						1,711,122		1,397,964	$ 708,817
Current and new investors			$ 12,000,000					12,000,000
Capital account						25,300,000		25,300,000
Pay out						25,300,000		$ 25,300,000
Raised amount						9,791,360
Fair value of investment	$ 10,864,000					$ 12,000,000
Servicing asset at fair value	$ 3,421,000
Dividend rate						0.00%			0.00%
Expected term	5 years								5 years
Expected volatility rate	70.00%
Expected dividends	$ 0
Risk-free interest rate	4.08%								2.14%
Treasury bill term	5 years
Amount of depletion allowances						$ 50,541	$ 32,455	$ 66,271	$ 44,591
Deferred revenue						451,803		1,039,863	244,248
Revenue						5,309,907	5,525,384	7,971,224	8,309,566
Cost of sales						$ 3,523,831	4,134,796	5,820,183	6,097,140
Issuance of common stock (in Shares) | shares						2,500,000
Advertising expense						$ 311,195	$ 766,011	$ 920,879	1,223,985
Other General and Administrative Expense					$ 423,869
Barrels agreement (in Barrels) | Barrels		600						1,200
Prepayment amount			$ 1,000,000	$ 1,000,000				$ 500,000
Agreement amount		$ 500,000
Excess prepayment		500,000
Principal amount		$ 672,500						$ 20.7
ownership interest description								The Company retains 11.2071% ownership interest in this entity plus a 2.5% override in the waterfall of distributions.
Common stock price per share (in Dollars per share) | $ / shares								$ 157.89
Series of Individually Immaterial Business Acquisitions [Member]
Summary of Significant Accounting Policies [Line Items]
Business combination agreement					$ 208,682				$ 215,187
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share (in Dollars per share) | $ / shares										$ 4
Flavored Bourbon, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest, percentage						12.20%		15.10%	15.10%
Three Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk, percentage						70.00%			57.00%
Three Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk, percentage							58.00%		57.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk, percentage								71.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk, percentage						48.00%
Five Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk, percentage								64.00%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred transaction costs								$ 1,397,964	$ 493,630
Common stock price per share (in Dollars per share) | $ / shares						$ 4					$ 10
IPO [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share (in Dollars per share) | $ / shares										$ 4
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives						3 years		3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives						20 years		20 years
Tiburon Opportunity Fund, L.P [Member]
Summary of Significant Accounting Policies [Line Items]
Barrels agreement (in Barrels) | Barrels								1,200
Prepayment amount				$ 1,000,000
Tiburon Opportunity Fund, L.P [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Barrels agreement (in Barrels) | Barrels								600
Agreement amount								$ 500,000
Excess prepayment								500,000
Principal amount								672,500
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue						$ 1,258,820	$ 2,152,449	2,834,742	3,080,884
Cost of sales						94,852	675,046	857,007	852,034
Excise Taxes [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of sales						144,711	142,026	230,230	258,706
Shipping and Handling [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of sales								$ 165,961	$ 184,712
Shipping and handling costs						$ 153,323	$ 71,817
Flavored Bourbon, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of investment	$ 14,285,000
Three Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk, percentage						40.00%		48.00%	19.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase shares (in Shares) | shares						21	64	71	82
Common stock price per share (in Dollars per share) | $ / shares						$ 13.16